Schedule Of Estimated Costs For Restructuring Programs (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Sep. 29, 2012
Restructuring Cost and Reserve [Line Items]
Expected Total Costs	$ 190
Cumulative charges through Fiscal 2012	188
To be Recognized in Future	2
Employee Severance And Benefits
Restructuring Cost and Reserve [Line Items]
Expected Total Costs	34
Cumulative charges through Fiscal 2012	34
Facilities Exit Costs
Restructuring Cost and Reserve [Line Items]
Expected Total Costs	52
Cumulative charges through Fiscal 2012	50
To be Recognized in Future	2
Asset Impairment
Restructuring Cost and Reserve [Line Items]
Expected Total Costs	100
Cumulative charges through Fiscal 2012	100
Other Restructuring
Restructuring Cost and Reserve [Line Items]
Expected Total Costs	4
Cumulative charges through Fiscal 2012	$ 4